Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2024
Significant Contingencies And Unrecognized Contract Commitments [Abstract]
Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	As of December 31, 2024, amounts available under unused letters of credit were NT$0.7 billion.

(2)	As of December 31, 2024, the Company entrusted financial institutions to open performance guarantee, mainly related to the customs tax and electricity supply guarantee, amounting to NT$0.8 billion.

(3)
The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$4.0 billion. As of December 31, 2024, the portion of royalties and development fees not yet recognized was NT$1.4 billion.

(4)
The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2024, these construction contracts amounted to approximately NT$70.9 billion and the portion of the contracts not yet recognized was approximately NT$15.2 billion.

(5)	The Company entered into several wafer fabrication contracts with its customers. According to the contracts, the Company shall provide agreed production capacity with the customers.

(6)
The Company has entered into long-term contracts with multiple suppliers for the purchase of renewable energy. The relative duration, anticipated quantity and pricing of the energy purchase are specified in the contracts.

(7)
On August 31, 2017, the Taichung District Prosecutors Office indicted UMC based on the Trade Secret Act of R.O.C., alleging that employees of UMC misappropriated the trade secrets of MICRON TECHNOLOGY, INC. (MICRON) and of MICRON MEMORY TAIWAN CO., LTD. On June 12, 2020, an adverse ruling issued by the District Court of Taichung in a suit alleged that UMC, two of its current employees and a former employee engaged in the misappropriation of trade secrets. UMC appealed against the sentence. On November 26, 2021, UMC and MICRON announced a settlement agreement between the two companies for all legal proceedings worldwide (the “Settlement Agreement”). Accordingly, MICRON submitted a motion to withdraw the case. On January 27, 2022, the Intellectual Property and Commercial Court announced its ruling of this case and UMC was sentenced to a fine of NT$20 million, subject to a two-year
term of probation. On January 27, 2024, UMC completed the probation period successfully and the sentence has been terminated.

On December 5, 2017, MICRON filed a civil action with similar cause against UMC with the United States District Court, Northern District of California. MICRON claimed entitlement to the actual damages, treble damages and relevant fees and requested the court to issue an order that enjoins UMC from using its trade secrets in question. In accordance with the Settlement Agreement, the court issued a dismissal of the case with prejudice in January 2022.
On January 12, 2018, UMC filed three patent infringement actions with the Fuzhou Intermediate People’s Court against, among others, MICRON (XI’AN) CO., LTD. and MICRON (SHANGHAI) TRADING CO., LTD., requesting the court to order the defendants to stop manufacturing, processing, importing, selling, and committing to sell the products deploying the infringing patents in question, and to destroy all inventories and related molds and tools. On July 3, 2018, the Fuzhou Intermediate People’s Court granted preliminary injunction against the aforementioned two defendants, holding that the two defendants must immediately cease to manufacture, sell, and import products that infringe the patent rights of UMC. The court approved withdrawal of one of the patent infringement actions on our motion while the other two actions are still on trial. In accordance with the Settlement Agreement, UMC submitted a motion to withdraw the case and the application for injunctive procedure. On March 28, 2024, the court approved UMC’s withdrawal of actions and the application for injunctive procedure.
The amounts of aforementioned fine from ruling of the Intellectual Property and Commercial Court and the worldwide settlement between UMC and MICRON were recorded in non-operating
other losses and have no material financial and operational effect on UMC’s business for the years presented.